SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENT [Text Block]
16.	SUBSEQUENT EVENT

Subsequent to year-end, the Company granted 300,000 stock options to an employee exercisable at $0.60 per share. 50% of the options vest on the date of grant and expire on July 30, 2013. Another 25% vest on the first anniversary and expire on July 30, 2014. The last 25% vest on the second anniversary and expire on July 30, 2015.